UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of issuer:

        VLC Trust (formerly Ocean State Tax-Exempt Fund)
        One Regency Plaza, Suite One, Providence, RI  02903

2.      Name of each series or class of funds for which this notice is filed:

        Ocean State Tax-Exempt Fund

3.      Investment Company Act File Number:   811-4788

        Securities Act File Number:  33-7788

4.      Last day of fiscal year for which this notice is filed:

        October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:___


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                           0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                           0

9. Number and aggregate sale price of securities sold during the fiscal year:

        382,864 shares  /  $4,057,522 aggregate sales price

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        382,864 shares  /  $4,057,522 aggregate sales price


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable, (see Instruction B.7):

        106,236 shares  /  $1,120,409 aggregate sales price

12.     Calculation of registration fee:

        (i)         Aggregate sale price of securities
                    sold during the fiscal year in
                    reliance on rule 24f-2 (from item 10)           $ 4,057,522

        (ii)        Aggregate price of shares issued in
                    connection with dividend reinvestment
                    plans (from item 11, if applicable):            + 1,120,409
                                                                    -----------

        (iii)       Aggregate price of shares redeemed
                    or repurchased during the fiscal year
                    (if applicable):                                - 5,518,244
                                                                    -----------

        (iv)        Aggregate price of shares redeemed
                    or repurchased and previously applied
                    as a reduction to filing fees pursuant
                    to rule 24e-2 (if applicable):                     +      0

        (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i),plus line
                    (ii),less line (iii), plus line (iv)]
                    (if applicable):                                          0

        (vi)        Multiplier prescribed by Section 6(b)
                    of the Securities Act of 1933 or other
                    applicable law or regulation (see
                    Instruction C.6):                                  x 1/3300

        (vii)       Fee due [line (i) or line (v)
                    multiplied by line (vii)]:                                0

13. Check box if fees are being remitted to the Commission's lockbox deposit ory as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). ____

        Date of mailing or wire transfer of filing fees to the Commission's
        lockbox depository:     No Fee Required

                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By: (Signature and Title)_s/Kevin M. Oates________________________

                Kevin M. Oates, Treasurer

Date:   December 27, 1996